UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015*

*	Effective November 17, 2015, MFS Global Leaders Fund was terminated as a series of the Registrant.

ITEM 1.	SCHEDULE OF INVESTMENTS.

No schedule of investments is included in this Item 1 for MFS Global Leaders Fund since there were no shareholders of MFS Global Leaders Fund as of the reporting period end.

QUARTERLY REPORT

November 30, 2015

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.0%
Aerospace - 3.5%
Honeywell International, Inc.	141,447	$14,703,416
Northrop Grumman Corp.	59,279	11,047,234
Rockwell Collins, Inc.	61,035	5,656,724
Textron, Inc.	52,596	2,244,271
United Technologies Corp.	114,385	10,986,679

		$44,638,324
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A”	40,629	$5,698,624

Apparel Manufacturers - 1.0%
Hanesbrands, Inc.	233,874	$7,172,916
PVH Corp.	59,772	5,456,586
Sequential Brands Group, Inc. (a)(l)	65,398	585,312

		$13,214,814
Automotive - 0.4%
Delphi Automotive PLC	62,738	$5,513,415

Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	75,409	$13,455,982

Broadcasting - 2.0%
Nielsen Holdings PLC	70,117	$3,273,062
Time Warner, Inc.	131,365	9,192,923
Twenty-First Century Fox, Inc.	444,993	13,131,743

		$25,597,728
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	14,248	$2,525,173
BlackRock, Inc.	31,851	11,584,846
Franklin Resources, Inc.	172,784	7,243,105
NASDAQ, Inc.	169,938	9,961,766

		$31,314,890
Business Services - 2.6%
Accenture PLC, “A”	65,987	$7,075,126
Amdocs Ltd.	21,457	1,213,822
Bright Horizons Family Solutions, Inc. (a)	61,257	4,063,177
CPI Card Group, Inc. (a)	75,432	732,445
Fidelity National Information Services, Inc.	113,628	7,234,695
Gartner, Inc. (a)	72,443	6,758,932
Global Payments, Inc.	60,748	4,303,996
Univar, Inc. (a)	106,500	2,017,110

		$33,399,303
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)(l)	18,223	$3,414,261
Time Warner Cable, Inc.	59,099	10,919,722

		$14,333,983
Chemicals - 2.2%
Agrium, Inc.	39,510	$3,900,557
LyondellBasell Industries N.V., “A”	63,277	6,063,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
Monsanto Co.	48,912	$4,654,466
PPG Industries, Inc.	132,668	14,028,314

		$28,646,539
Computer Software - 3.4%
Adobe Systems, Inc. (a)	152,231	$13,923,047
Intuit, Inc.	43,677	4,376,435
Microsoft Corp.	64,218	3,490,248
Oracle Corp.	87,098	3,394,209
Qlik Technologies, Inc. (a)	129,626	4,123,403
Salesforce.com, Inc. (a)	178,072	14,190,558

		$43,497,900
Computer Software - Systems - 5.0%
Apple, Inc. (s)	292,539	$34,607,364
EMC Corp.	366,752	9,293,496
IMS Health Holdings, Inc. (a)	157,424	4,363,793
NCR Corp. (a)	101,604	2,754,484
Rapid7, Inc. (a)(l)	24,509	419,839
Sabre Corp.	175,914	5,147,244
SS&C Technologies Holdings, Inc.	79,942	5,747,830
Western Digital Corp.	20,359	1,270,605

		$63,604,655
Construction - 1.1%
Interface, Inc.	334,717	$6,654,174
Sherwin-Williams Co.	24,750	6,832,733

		$13,486,907
Consumer Products - 2.1%
Estee Lauder Cos., Inc., “A”	106,936	$8,995,456
Kimberly-Clark Corp.	95,643	11,395,863
Newell Rubbermaid, Inc.	136,913	6,114,535

		$26,505,854
Consumer Services - 1.0%
Nord Anglia Education, Inc. (a)	251,479	$5,338,899
Priceline Group, Inc. (a)	6,490	8,105,037

		$13,443,936
Containers - 0.6%
Crown Holdings, Inc. (a)	33,345	$1,730,939
Graphic Packaging Holding Co.	116,448	1,591,844
Multi Packaging Solutions International Ltd. (a)	229,724	3,884,633

		$7,207,416
Electrical Equipment - 2.1%
Advanced Drainage Systems, Inc.	87,527	$2,346,599
AMETEK, Inc.	132,012	7,453,398
Danaher Corp.	149,601	14,420,040
W.W. Grainger, Inc.	12,125	2,431,548

		$26,651,585
Electronics - 3.6%
Analog Devices, Inc.	54,589	$3,364,320
Avago Technologies Ltd.	108,127	14,105,167

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
KLA-Tencor Corp.	55,650	$3,699,056
Mellanox Technologies Ltd. (a)	87,473	3,931,037
Skyworks Solutions, Inc.	26,217	2,176,535
Texas Instruments, Inc.	304,750	17,712,070
Ultratech, Inc. (a)	84,527	1,403,993

		$46,392,178
Energy - Independent - 4.9%
Anadarko Petroleum Corp.	59,937	$3,590,226
Concho Resources, Inc. (a)	15,668	1,714,706
Energen Corp.	18,386	1,090,106
EOG Resources, Inc.	70,989	5,922,612
Hess Corp. (s)	386,653	22,812,527
Memorial Resource Development Corp. (a)	160,474	2,614,121
Noble Energy, Inc.	53,819	1,973,543
PDC Energy, Inc. (a)	13,852	782,499
Pioneer Natural Resources Co.	18,064	2,614,764
Valero Energy Corp.	267,333	19,210,549

		$62,325,653
Food & Beverages - 3.1%
Coca-Cola Co.	313,604	$13,365,802
Freshpet, Inc. (a)(l)	85,703	737,903
J.M. Smucker Co.	49,149	5,956,367
Mead Johnson Nutrition Co., “A”	44,392	3,577,551
Mondelez International, Inc.	191,982	8,381,934
Snyders-Lance, Inc.	85,974	3,187,056
WhiteWave Foods Co., “A” (a)	114,670	4,659,042

		$39,865,655
Food & Drug Stores - 1.1%
CVS Health Corp.	149,707	$14,085,932

Gaming & Lodging - 0.2%
La Quinta Holdings, Inc. (a)	154,283	$2,312,702

General Merchandise - 2.0%
Costco Wholesale Corp.	47,240	$7,625,481
Dollar Tree, Inc. (a)	91,608	6,912,740
Five Below, Inc. (a)	203,225	5,692,332
Target Corp.	82,157	5,956,383

		$26,186,936
Health Maintenance Organizations - 1.2%
Cigna Corp.	34,086	$4,600,928
UnitedHealth Group, Inc.	96,431	10,868,738

		$15,469,666
Insurance - 2.7%
ACE Ltd.	48,696	$5,592,736
American International Group, Inc.	295,723	18,802,068
MetLife, Inc.	84,223	4,302,953
Unum Group	163,742	6,006,057

		$34,703,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 3.8%
Alphabet, Inc., “A” (a)	28,657	$21,860,992
Alphabet, Inc., “C” (a)	17,903	13,294,768
Facebook, Inc., “A” (a)	40,203	4,190,761
LinkedIn Corp., “A” (a)	38,196	9,285,830

		$48,632,351
Machinery & Tools - 2.1%
Allison Transmission Holdings, Inc.	179,613	$5,021,979
Illinois Tool Works, Inc.	51,475	4,837,621
IPG Photonics Corp. (a)	49,055	4,473,325
Roper Technologies, Inc.	63,043	12,198,190

		$26,531,115
Major Banks - 4.4%
Goldman Sachs Group, Inc.	60,358	$11,469,227
JPMorgan Chase & Co. (s)	345,700	23,051,276
Wells Fargo & Co.	409,296	22,552,210

		$57,072,713
Medical & Health Technology & Services - 1.6%
Cerner Corp. (a)	27,200	$1,621,120
Community Health Systems, Inc. (a)	37,222	1,077,205
HCA Holdings, Inc. (a)	36,756	2,501,613
Healthcare Services Group, Inc.	29,220	1,079,387
Henry Schein, Inc. (a)	16,737	2,619,006
McKesson Corp.	45,503	8,615,993
MEDNAX, Inc. (a)	33,443	2,386,827

		$19,901,151
Medical Equipment - 4.1%
Abbott Laboratories	202,283	$9,086,552
Cepheid, Inc. (a)	60,424	2,171,639
Cooper Cos., Inc.	32,422	4,741,718
DexCom, Inc. (a)	24,514	2,084,180
Insulet Corp. (a)	43,359	1,586,506
Medtronic PLC	172,550	12,999,917
OraSure Technologies, Inc. (a)	206,336	1,289,600
PerkinElmer, Inc.	50,609	2,690,374
Steris PLC	24,820	1,895,752
Stryker Corp.	113,757	10,973,000
VWR Corp. (a)	111,854	2,984,262

		$52,503,500
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	120,484	$438,468
Lundin Mining Corp. (a)	507,266	1,386,440

		$1,824,908
Natural Gas - Distribution - 0.4%
Sempra Energy	50,282	$4,989,483

Natural Gas - Pipeline - 0.6%
Enterprise Products Partners LP	156,088	$3,963,074
EQT GP Holdings LP	24,308	554,952
Williams Partners LP	93,011	2,550,362

		$7,068,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.0%
Cisco Systems, Inc.	401,684	$10,945,889
Ixia (a)	170,284	2,223,909

		$13,169,798
Oil Services - 1.3%
Forum Energy Technologies, Inc. (a)	90,495	$1,417,152
Halliburton Co.	98,170	3,912,075
Oil States International, Inc. (a)	42,826	1,358,441
Schlumberger Ltd.	132,303	10,207,176

		$16,894,844
Other Banks & Diversified Financials - 5.7%
American Express Co.	188,490	$13,503,424
Discover Financial Services	222,428	12,625,013
EuroDekania Ltd.	580,280	204,620
Fifth Third Bancorp	410,394	8,482,844
First Republic Bank	70,965	4,886,650
Synchrony Financial (a)	102,326	3,257,037
Texas Capital Bancshares, Inc. (a)	108,854	6,452,865
Visa, Inc., “A”	199,464	15,759,651
Wintrust Financial Corp.	156,687	8,246,437

		$73,418,541
Pharmaceuticals - 5.9%
Allergan PLC (a)	54,315	$17,048,935
Bristol-Myers Squibb Co.	221,539	14,845,328
Eli Lilly & Co.	186,728	15,319,165
Endo International PLC (a)	123,764	7,609,011
Merck & Co., Inc.	248,101	13,151,834
TherapeuticsMD, Inc. (a)	98,951	743,122
Valeant Pharmaceuticals International, Inc. (a)	83,024	7,468,839

		$76,186,234
Railroad & Shipping - 1.2%
Canadian Pacific Railway Ltd.	41,089	$6,059,395
Union Pacific Corp.	112,634	9,455,624

		$15,515,019
Real Estate - 3.6%
Equity Lifestyle Properties, Inc., REIT	92,722	$5,783,998
Gramercy Property Trust, Inc., REIT	240,156	5,737,327
Medical Properties Trust, Inc., REIT	1,160,781	13,940,980
Mid-America Apartment Communities, Inc., REIT	93,247	8,257,954
STAG Industrial, Inc., REIT	96,733	1,973,353
Tanger Factory Outlet Centers, Inc., REIT	257,489	8,576,959
WP GLIMCHER, Inc., REIT	243,033	2,563,998

		$46,834,569
Restaurants - 1.3%
Aramark	191,679	$6,252,569
Chuy’s Holdings, Inc. (a)	6,271	208,511
Domino’s Pizza, Inc.	33,392	3,588,638
Wingstop, Inc. (a)(l)	55,007	1,185,401
YUM! Brands, Inc.	78,553	5,695,878

		$16,930,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.2%
Albemarle Corp.	106,715	$5,715,655
Ecolab, Inc.	48,637	5,795,585
W.R. Grace & Co. (a)	42,295	4,154,215

		$15,665,455
Specialty Stores - 3.8%
Amazon.com, Inc. (a)	16,004	$10,639,459
American Eagle Outfitters, Inc.	269,382	4,194,278
AutoZone, Inc. (a)	6,813	5,339,825
Burlington Stores, Inc. (a)	70,459	3,389,782
Cabela’s, Inc. (a)	69,440	3,254,653
Gap, Inc.	176,927	4,729,259
Ross Stores, Inc.	114,132	5,936,005
Sally Beauty Holdings, Inc. (a)	193,412	5,001,634
Urban Outfitters, Inc. (a)	253,958	5,688,659

		$48,173,554
Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	172,628	$17,155,771

Telephone Services - 1.0%
Verizon Communications, Inc.	269,882	$12,266,137

Tobacco - 1.1%
Altria Group, Inc.	127,079	$7,319,750
Philip Morris International, Inc.	44,220	3,864,386
Reynolds American, Inc.	73,879	3,416,904

		$14,601,040
Trucking - 0.5%
FedEx Corp.	15,394	$2,440,565
Swift Transportation Co. (a)	264,478	4,223,714

		$6,664,279
Utilities - Electric Power - 2.2%
Alliant Energy Corp.	37,468	$2,255,199
American Electric Power Co., Inc.	10,729	600,931
Calpine Corp. (a)	177,327	2,620,893
CMS Energy Corp.	83,938	2,939,509
Dominion Resources, Inc.	64,056	4,315,453
Edison International	47,683	2,830,463
Exelon Corp.	117,992	3,222,362
NextEra Energy, Inc.	45,745	4,568,096
Xcel Energy, Inc.	145,580	5,191,383

		$28,544,289
Total Common Stocks		$1,272,098,527

Convertible Preferred Stocks - 0.3%
Telephone Services - 0.3%
Frontier Communications Corp., 11.125%, 7/31/15	44,116	$4,263,370

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	12,060,402	$12,060,402

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.24%, at Net Asset Value (j)	3,257,161	$3,257,161
Total Investments		$1,291,679,460

Securities Sold Short - (0.4)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(24,607)	$(2,113,987)

Trucking - (0.2)%
United Parcel Service, Inc., “B”	(27,702)	$(2,853,583)
Total Securities Sold Short		$(4,967,570)

Other Assets, Less Liabilities - (0.1)%		(1,916,827)
Net Assets - 100.0%		$1,284,795,063

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2015, the fund had cash collateral of $15,632 and other liquid securities with an aggregate value of $8,712,705 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,251,564,679	$—	$—	$1,251,564,679
Canada	19,253,699	—	—	19,253,699
Hong Kong	5,338,899	—	—	5,338,899
Cayman Islands	—	—	204,620	204,620
Mutual Funds	15,317,563	—	—	15,317,563
Total Investments	$1,291,474,840	$—	$204,620	$1,291,679,460
Short Sales	$(4,967,570)	$—	$—	$(4,967,570)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/15	$202,674
Change in unrealized appreciation (depreciation)	1,946
Balance as of 11/30/15	$204,620

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2015 is $1,946. At November 30, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,068,968,846
Gross unrealized appreciation	270,746,960
Gross unrealized depreciation	(48,036,346)
Net unrealized appreciation (depreciation)	$222,710,614

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,260,098	41,781,420	(41,981,116)	12,060,402

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,166	$12,060,402

QUARTERLY REPORT

November 30, 2015

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 1.9%
Lockheed Martin Corp.	4,123	$903,593

Automotive - 1.3%
USS Co. Ltd.	39,800	$632,726

Business Services - 0.7%
Forrester Research, Inc.	10,786	$352,055

Cable TV - 0.9%
Time Warner Cable, Inc.	2,440	$450,839

Chemicals - 0.5%
Monsanto Co.	2,721	$258,930

Computer Software - 1.1%
Dassault Systems S.A.	6,545	$520,916

Computer Software - Systems - 1.9%
EMC Corp.	8,946	$226,692
NICE Systems Ltd., ADR	10,795	663,569

		$890,261
Consumer Products - 3.9%
Colgate-Palmolive Co.	4,877	$320,321
Kimberly-Clark Corp.	4,839	576,567
Procter & Gamble Co.	9,321	697,584
Uni-Charm Corp.	12,400	261,498

		$1,855,970
Electronics - 5.6%
Kyocera Corp.	9,300	$431,154
Siliconware Precision Industries Co. Ltd., ADR	85,625	577,113
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	73,754	1,678,641

		$2,686,908
Energy - Independent - 1.6%
Cabot Oil & Gas Corp.	22,093	$416,011
Occidental Petroleum Corp.	4,784	361,623

		$777,634
Energy - Integrated - 3.3%
Exxon Mobil Corp.	9,817	$801,656
Royal Dutch Shell PLC, “B”	30,129	749,632

		$1,551,288
Food & Beverages - 8.4%
Chr. Hansen Holding A.S.	10,215	$641,019
General Mills, Inc.	29,698	1,715,356
Mondelez International, Inc.	7,630	333,126
Nestle S.A.	5,583	414,309
Pinnacle Foods, Inc.	5,096	221,880
Sligro Food Group N.V.	7,709	276,765

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Toyo Suisan Kaisha Ltd.	11,900	$425,345

		$4,027,800
Food & Drug Stores - 6.2%
CVS Health Corp.	4,948	$465,557
Dairy Farm International Holdings Ltd.	62,800	378,684
Kroger Co.	13,918	524,152
Lawson, Inc.	11,900	903,859
METRO, Inc., “A”	10,100	290,873
Sundrug Co. Ltd.	5,900	380,073

		$2,943,198
Gaming & Lodging - 0.7%
Paddy Power PLC	2,448	$310,372

Insurance - 6.0%
Allied World Assurance Co.	4,609	$167,399
Beazley Group PLC	65,246	386,779
Intact Financial Corp.	7,445	494,348
Swiss Life Holding AG	1,025	258,529
Travelers Cos., Inc.	2,230	255,491
Validus Holdings Ltd.	15,912	750,728
XL Group PLC	6,610	252,370
Zurich Insurance Group AG	1,060	279,102

		$2,844,746
Internet - 0.8%
Alphabet, Inc., “A” (a)	518	$395,156

Machinery & Tools - 1.1%
Schindler Holding AG	3,121	$511,749

Major Banks - 4.7%
Bank of Nova Scotia	5,020	$228,661
BOC Hong Kong Holdings Ltd.	182,500	559,025
HSBC Holdings PLC, ADR	14,515	579,149
Royal Bank of Canada	3,714	211,141
Sumitomo Mitsui Financial Group, Inc.	11,900	454,056
Wells Fargo & Co.	4,065	223,982

		$2,256,014
Medical & Health Technology & Services - 2.2%
Express Scripts Holding Co. (a)	7,398	$632,381
McKesson Corp.	2,310	437,399

		$1,069,780
Medical Equipment - 3.2%
Abbott Laboratories	5,749	$258,245
Fisher & Paykel Healthcare Corp. Ltd.	228,520	1,265,060

		$1,523,305
Natural Gas - Distribution - 1.0%
Hong Kong & China Gas Co. Ltd.	96,000	$188,448
Osaka Gas Co. Ltd.	74,000	274,780

		$463,228

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 5.0%
Alliance Financial Group	436,800	$366,732
Banco De Oro Unibank, Inc.	88,660	189,959
Credicorp Ltd.	2,308	243,748
DBS Group Holdings Ltd.	31,200	364,964
Discover Financial Services	21,645	1,228,570

		$2,393,973
Pharmaceuticals - 8.1%
Johnson & Johnson	11,506	$1,164,867
Merck & Co., Inc.	12,382	656,370
Novartis AG	3,909	334,156
Roche Holding AG	4,517	1,209,538
Teva Pharmaceutical Industries Ltd., ADR	7,726	486,197

		$3,851,128
Railroad & Shipping - 0.7%
Canadian National Railway Co.	5,407	$323,068

Real Estate - 3.4%
AvalonBay Communities, Inc., REIT	4,298	$781,333
Grand City Properties S.A.	19,593	403,669
Public Storage, Inc., REIT	1,788	429,227

		$1,614,229
Restaurants - 3.0%
McDonald’s Corp.	8,162	$931,774
Whitbread PLC	7,200	493,181

		$1,424,955
Specialty Chemicals - 1.9%
PTT Global Chemical PLC	219,300	$324,300
Symrise AG	8,557	579,160

		$903,460
Specialty Stores - 3.6%
Home Depot, Inc.	4,065	$544,222
Inditex	8,256	297,101
Ross Stores, Inc.	17,154	892,180

		$1,733,503
Telecommunications - Wireless - 4.5%
Advanced Info Service PLC	86,100	$479,268
American Tower Corp., REIT	3,147	312,749
KDDI Corp.	23,400	581,293
SBA Communications Corp. (a)	7,260	763,462

		$2,136,772
Telephone Services - 3.3%
BCE, Inc.	4,839	$208,367
Bezeq - The Israel Telecommunication Corp. Ltd.	227,768	490,652
TELUS Corp.	10,993	349,028
Verizon Communications, Inc.	11,428	519,403

		$1,567,450

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.2%
Altria Group, Inc.	5,588	$321,869
Reynolds American, Inc.	5,372	248,455

		$570,324
Utilities - Electric Power - 7.1%
Alliant Energy Corp.	6,825	$410,797
American Electric Power Co., Inc.	7,264	406,857
Calpine Corp. (a)	16,450	243,131
Cheung Kong Infrastructure Holdings Ltd.	73,000	639,290
Consolidated Edison, Inc.	5,020	311,993
Dominion Resources, Inc.	2,964	199,685
Duke Energy Corp.	3,897	264,061
PG&E Corp.	11,146	587,729
Xcel Energy, Inc.	8,840	315,234

		$3,378,777
Total Common Stocks		$47,124,107

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	272,566	$272,566
Total Investments		$47,396,673

Other Assets, Less Liabilities - 0.6%		277,652
Net Assets - 100.0%		$47,674,325

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$23,533,061	$—	$—	$23,533,061
Japan	4,344,784	—	—	4,344,784
Switzerland	3,007,383	—	—	3,007,383
Taiwan	2,255,754	—	—	2,255,754
United Kingdom	2,208,741	—	—	2,208,741
Canada	2,105,486	—	—	2,105,486
Hong Kong	1,765,447	—	—	1,765,447
Israel	1,640,418	—	—	1,640,418
New Zealand	1,265,060	—	—	1,265,060
Other Countries	4,518,705	479,268	—	4,997,973
Mutual Funds	272,566	—	—	272,566
Total Investments	$46,917,405	$479,268	$—	$47,396,673

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,939,964 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$46,334,415
Gross unrealized appreciation	3,343,695
Gross unrealized depreciation	(2,281,437)
Net unrealized appreciation (depreciation)	$1,062,258

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	563,630	12,988,951	(13,280,015)	272,566

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$191	$272,566

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2015, are as follows:

United States	50.5%
Japan	9.1%
Switzerland	6.3%
Taiwan	4.7%
United Kingdom	4.6%
Canada	4.4%
Hong Kong	3.7%
Israel	3.4%
New Zealand	2.7%
Other Countries	10.6%

6

QUARTERLY REPORT

November 30, 2015

MFS® LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Aerospace - 2.9%
General Dynamics Corp.	724	$106,037
Honeywell International, Inc.	1,704	177,131
Lockheed Martin Corp.	468	102,567
United Technologies Corp.	1,359	130,532

		$516,267
Automotive - 0.4%
Delphi Automotive PLC	888	$78,037

Brokerage & Asset Managers - 0.5%
Intercontinental Exchange, Inc.	357	$92,763

Business Services - 3.5%
Amdocs Ltd.	6,494	$367,366
Automatic Data Processing, Inc.	3,001	258,866

		$626,232
Chemicals - 0.5%
3M Co.	560	$87,685

Computer Software - 1.9%
Intuit, Inc.	1,611	$161,422
Microsoft Corp.	2,255	122,559
Oracle Corp.	1,566	61,027

		$345,008
Computer Software - Systems - 1.8%
Apple, Inc.	749	$88,607
EMC Corp.	3,904	98,927
International Business Machines Corp.	943	131,473

		$319,007
Consumer Products - 3.5%
Colgate-Palmolive Co.	3,143	$206,432
Kimberly-Clark Corp.	595	70,894
Procter & Gamble Co.	4,561	341,345

		$618,671
Consumer Services - 0.9%
Priceline Group, Inc. (a)	125	$156,106

Electrical Equipment - 0.4%
Danaher Corp.	747	$72,003

Electronics - 1.6%
Microchip Technology, Inc.	2,673	$129,052
Texas Instruments, Inc.	2,612	151,809

		$280,861
Energy - Independent - 1.1%
Occidental Petroleum Corp.	2,557	$193,284

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 3.3%
Chevron Corp.	2,284	$208,575
Exxon Mobil Corp.	4,629	378,004

		$586,579
Food & Beverages - 7.1%
Bunge Ltd.	781	$52,022
Coca-Cola Co.	4,957	211,267
Dr Pepper Snapple Group, Inc.	1,193	107,072
General Mills, Inc.	6,794	392,421
Mondelez International, Inc.	1,611	70,336
PepsiCo, Inc.	3,386	339,142
Pinnacle Foods, Inc.	2,421	105,410

		$1,277,670
Food & Drug Stores - 0.4%
CVS Health Corp.	767	$72,167

General Merchandise - 5.9%
Costco Wholesale Corp.	2,706	$436,803
Dollar General Corp.	2,865	187,400
Target Corp.	1,121	81,273
Wal-Mart Stores, Inc.	5,862	344,920

		$1,050,396
Health Maintenance Organizations - 0.7%
Aetna, Inc.	643	$66,068
UnitedHealth Group, Inc.	604	68,077

		$134,145
Insurance - 7.0%
American International Group, Inc.	1,552	$98,676
Everest Re Group Ltd.	1,677	309,306
Loews Corp.	4,353	164,935
MetLife, Inc.	1,831	93,546
PartnerRe Ltd.	1,413	196,591
Travelers Cos., Inc.	1,383	158,450
Validus Holdings Ltd.	4,819	227,360

		$1,248,864
Internet - 3.3%
Alphabet, Inc., “A” (a)	502	$382,951
Facebook, Inc., “A” (a)	1,998	208,272

		$591,223
Major Banks - 2.1%
PNC Financial Services Group, Inc.	916	$87,487
Wells Fargo & Co.	5,163	284,481

		$371,968
Medical & Health Technology & Services - 3.3%
AmerisourceBergen Corp.	2,092	$206,355
Henry Schein, Inc. (a)	977	152,881
McKesson Corp.	832	157,539
MEDNAX, Inc. (a)	947	67,587

		$584,362

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 4.2%
Abbott Laboratories	4,895	$219,883
Becton, Dickinson and Co.	600	90,150
Cooper Cos., Inc.	1,292	188,955
Medtronic PLC	1,893	142,619
Zimmer Biomet Holdings, Inc.	1,103	111,414

		$753,021
Network & Telecom - 0.9%
Cisco Systems, Inc.	6,083	$165,762

Oil Services - 1.1%
Schlumberger Ltd.	2,568	$198,121

Other Banks & Diversified Financials - 6.5%
American Express Co.	999	$71,568
East West Bancorp, Inc.	2,047	88,799
M&T Bank Corp.	3,409	427,250
MasterCard, Inc., “A”	1,587	155,399
Visa, Inc., “A”	5,364	423,810

		$1,166,826
Pharmaceuticals - 8.4%
Allergan PLC (a)	441	$138,425
Eli Lilly & Co.	5,869	481,493
Johnson & Johnson	4,335	438,875
Merck & Co., Inc.	7,180	380,612
Pfizer, Inc.	1,821	59,674

		$1,499,079
Pollution Control - 2.8%
Republic Services, Inc.	4,194	$184,242
Stericycle, Inc. (a)	1,218	147,037
Waste Connections, Inc.	3,263	177,834

		$509,113
Real Estate - 5.6%
AvalonBay Communities, Inc., REIT	369	$67,081
Public Storage, Inc., REIT	2,184	524,291
Simon Property Group, Inc., REIT	620	115,469
Starwood Property Trust, Inc., REIT	14,995	304,848

		$1,011,689
Restaurants - 2.4%
McDonald’s Corp.	3,741	$427,073

Specialty Chemicals - 0.4%
Praxair, Inc.	593	$66,890

Specialty Stores - 2.6%
AutoZone, Inc. (a)	332	$260,212
Home Depot, Inc.	554	74,170
O’Reilly Automotive, Inc. (a)	510	134,574

		$468,956

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	1,036	$102,958

Telephone Services - 1.8%
AT&T, Inc.	3,091	$104,074
Verizon Communications, Inc.	4,905	222,932

		$327,006
Tobacco - 2.1%
Altria Group, Inc.	2,432	$140,083
Philip Morris International, Inc.	1,892	165,342
Reynolds American, Inc.	1,694	78,348

		$383,773
Utilities - Electric Power - 7.0%
Alliant Energy Corp.	3,529	$212,411
American Electric Power Co., Inc.	2,010	112,580
Consolidated Edison, Inc.	1,113	69,173
Dominion Resources, Inc.	2,928	197,259
Duke Energy Corp.	955	64,711
NextEra Energy, Inc.	1,826	182,344
OGE Energy Corp.	5,587	145,877
Pinnacle West Capital Corp.	1,193	75,588
Southern Co.	2,247	100,081
Xcel Energy, Inc.	2,522	89,936

		$1,249,960
Total Common Stocks		$17,633,525

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	74,101	$74,101
Total Investments		$17,707,626

Other Assets, Less Liabilities - 1.1%		201,991
Net Assets - 100.0%		$17,909,617

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$17,633,525	$—	$—	$17,633,525
Mutual Funds	74,101	—	—	74,101
Total Investments	$17,707,626	$—	$—	$17,707,626

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$16,814,024
Gross unrealized appreciation	1,368,664
Gross unrealized depreciation	(475,062)
Net unrealized appreciation (depreciation)	$893,602

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	460,003	4,516,017	(4,901,919)	74,101

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$75	$74,101

6

QUARTERLY REPORT

November 30, 2015

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.6%
Automotive - 0.6%
Fenix Parts, Inc. (a)(h)	1,338,451	$8,499,164

Biotechnology - 5.3%
Aduro Biotech, Inc. (a)(l)	97,219	$3,012,817
Alder Biopharmaceuticals, Inc. (a)	91,481	3,408,582
Alnylam Pharmaceuticals, Inc. (a)	49,251	5,125,059
AMAG Pharmaceuticals, Inc. (a)	259,954	6,919,975
Amicus Therapeutics, Inc. (a)	436,928	4,688,237
Chiasma, Inc. (a)	149,659	3,320,933
Esperion Therapeutics, Inc. (a)(l)	82,003	2,329,705
Exact Sciences Corp. (a)(l)	343,682	3,124,069
Isis Pharmaceuticals, Inc. (a)	204,829	12,502,762
MiMedx Group, Inc. (a)(l)	638,132	5,717,663
NantKwest, Inc. (a)(l)	111,075	1,811,633
Novavax, Inc. (a)	389,617	3,335,121
Seres Therapeutics, Inc. (a)(l)	84,032	3,010,867
Tesaro, Inc. (a)	174,569	8,910,002
VTV Therapeutics, Inc. (a)	275,016	1,867,359

		$69,084,784
Broadcasting - 1.7%
Live Nation, Inc. (a)	854,246	$21,689,306

Brokerage & Asset Managers - 1.3%
NASDAQ, Inc.	289,476	$16,969,083

Business Services - 10.6%
Bright Horizons Family Solutions, Inc. (a)	595,861	$39,523,460
CoStar Group, Inc. (a)	73,046	15,284,145
Gartner, Inc. (a)	359,461	33,537,711
Global Payments, Inc.	246,424	17,459,140
Ultimate Software Group, Inc. (a)	69,715	13,768,713
Univar, Inc. (a)	594,956	11,268,467
WNS (Holdings) Ltd., ADR (a)	258,879	7,960,529

		$138,802,165
Computer Software - 0.5%
Cornerstone OnDemand, Inc. (a)	165,285	$5,935,384

Computer Software - Systems - 12.0%
2U, Inc. (a)	378,965	$9,140,636
Cvent, Inc. (a)	602,195	21,757,305
Demandware, Inc. (a)	157,122	8,036,790
Fleetmatics Group PLC (a)	218,680	13,055,196
Model N, Inc. (a)	1,166,430	13,577,245
NICE Systems Ltd., ADR	159,144	9,782,582
Proofpoint, Inc. (a)	124,407	9,120,277
Pure Storage, Inc. (a)(l)	183,857	2,373,594
Rapid7, Inc. (a)(l)	526,885	9,025,540
Sabre Corp.	783,780	22,933,403
ServiceNow, Inc. (a)	131,127	11,409,360
SS&C Technologies Holdings, Inc.	380,923	27,388,364

		$157,600,292

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 5.0%
Interface, Inc.	770,979	$15,327,062
Lennox International, Inc.	115,789	15,738,041
Pool Corp.	157,127	12,890,699
Summit Materials, Inc., “A” (a)	658,440	14,992,679
Trex Co., Inc. (a)	147,284	6,377,397

		$65,325,878
Consumer Services - 2.3%
Nord Anglia Education, Inc. (a)	663,733	$14,091,052
Servicemaster Global Holdings, Inc. (a)	444,031	16,642,282

		$30,733,334
Electrical Equipment - 3.1%
Advanced Drainage Systems, Inc.	322,436	$8,644,509
AMETEK, Inc.	421,686	23,808,392
MSC Industrial Direct Co., Inc., “A”	140,913	8,694,332

		$41,147,233
Electronics - 2.1%
Iriso Electronics Co. Ltd.	60,060	$3,625,067
Monolithic Power Systems, Inc.	173,577	11,860,516
Silicon Laboratories, Inc. (a)	234,167	12,670,776

		$28,156,359
Energy - Independent - 1.2%
Memorial Resource Development Corp. (a)	516,831	$8,419,177
PDC Energy, Inc. (a)	118,341	6,685,083

		$15,104,260
Engineering - Construction - 1.8%
Stantec, Inc.	423,464	$10,968,303
Team, Inc. (a)	316,474	12,082,977

		$23,051,280
Food & Beverages - 3.5%
Amplify Snack Brands, Inc. (a)(l)	373,161	$4,683,171
Blue Buffalo Pet Products, Inc. (a)	329,300	5,917,521
Flex Pharma, Inc. (a)(l)	153,972	1,863,061
Freshpet, Inc. (a)(l)	1,298,507	11,180,145
Performance Food Group Co. (a)	332,951	7,701,157
Snyders-Lance, Inc.	378,529	14,032,070

		$45,377,125
Gaming & Lodging - 2.0%
Diamond Resorts International, Inc. (a)	339,393	$9,540,337
La Quinta Holdings, Inc. (a)	516,091	7,736,204
Norwegian Cruise Line Holdings Ltd. (a)	162,942	9,359,388

		$26,635,929
General Merchandise - 2.2%
Five Below, Inc. (a)	573,020	$16,050,290
Ollie’s Bargain Outlet Holdings, Inc. (a)(l)	748,294	13,214,872

		$29,265,162
Internet - 1.0%
Marketo, Inc. (a)	440,712	$13,340,352

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 3.0%
Allison Transmission Holdings, Inc.	522,648	$14,613,238
IPG Photonics Corp. (a)	100,862	9,197,606
Kennametal, Inc.	277,877	8,127,902
WABCO Holdings, Inc. (a)	62,625	6,730,935

		$38,669,681
Medical & Health Technology & Services - 6.2%
Adeptus Health, Inc., “A” (a)(l)	138,636	$8,330,637
Brookdale Senior Living, Inc. (a)	470,239	10,570,973
Capital Senior Living Corp. (a)	421,058	9,650,649
Healthcare Services Group, Inc.	731,596	27,025,156
IDEXX Laboratories, Inc. (a)	94,643	6,702,617
INC Research Holdings, Inc., “A” (a)	206,950	9,788,735
MEDNAX, Inc. (a)	125,827	8,980,273

		$81,049,040
Medical Equipment - 12.9%
Align Technology, Inc. (a)	107,516	$7,175,618
AtriCure, Inc. (a)	139,212	2,990,274
Cardiovascular Systems, Inc. (a)	403,798	6,460,768
Cepheid, Inc. (a)	309,182	11,112,001
DexCom, Inc. (a)	109,138	9,278,913
Hologic, Inc. (a)	359,014	14,486,215
Inovalon Holdings, Inc., “A” (a)	307,767	5,712,156
Insulet Corp. (a)	380,947	13,938,851
Masimo Corp. (a)	546,085	22,651,606
Nevro Corp. (a)	100,775	6,084,795
Novadaq Technologies, Inc. (a)(l)	159,279	1,940,018
NxStage Medical, Inc. (a)	799,453	15,597,328
PerkinElmer, Inc.	296,180	15,744,929
Steris PLC	281,685	21,515,100
VWR Corp. (a)	338,874	9,041,158
Zeltiq Aesthetics, Inc. (a)	165,113	5,016,133

		$168,745,863
Metals & Mining - 0.6%
Globe Specialty Metals, Inc.	771,057	$7,841,650

Oil Services - 1.0%
Forum Energy Technologies, Inc. (a)	474,043	$7,423,513
Patterson-UTI Energy, Inc.	353,621	5,735,733

		$13,159,246
Other Banks & Diversified Financials - 3.4%
Air Lease Corp.	201,741	$6,784,550
CAI International, Inc. (a)	264,498	2,957,088
First Republic Bank	122,973	8,467,921
PrivateBancorp, Inc.	296,336	13,071,381
Texas Capital Bancshares, Inc. (a)	220,349	13,062,289

		$44,343,229
Pharmaceuticals - 2.2%
Aratana Therapeutics, Inc. (a)	560,203	$3,282,790
Collegium Pharmaceutical, Inc. (a)	224,620	4,265,534
Intercept Pharmaceuticals, Inc. (a)	39,978	7,056,517

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
MediWound Ltd. (a)	309,012	$3,182,824
TherapeuticsMD, Inc. (a)	1,405,811	10,557,641

		$28,345,306
Railroad & Shipping - 1.5%
Diana Shipping, Inc. (a)	1,452,622	$6,899,954
Genesee & Wyoming, Inc. (a)	132,336	9,166,915
StealthGas, Inc. (a)	976,797	3,829,044

		$19,895,913
Restaurants - 3.3%
Chuy’s Holdings, Inc. (a)	246,654	$8,201,245
Domino’s Pizza, Inc.	52,403	5,631,750
Dunkin Brands Group, Inc.	255,699	10,846,752
El Pollo Loco Holdings, Inc. (a)(l)	581,508	7,140,918
Wingstop, Inc. (a)(l)	262,614	5,659,332
Zoe’s Kitchen, Inc. (a)(l)	183,797	6,252,774

		$43,732,771
Special Products & Services - 1.1%
Boyd Group Income Fund, IEU	127,621	$6,504,089
WL Ross Holding Corp., EU (a)	707,014	7,409,507

		$13,913,596
Specialty Chemicals - 2.3%
Albemarle Corp.	240,743	$12,894,195
Axalta Coating Systems Ltd. (a)	607,553	17,631,188

		$30,525,383
Specialty Stores - 3.0%
Boot Barn Holdings, Inc. (a)	285,262	$2,995,251
Burlington Stores, Inc. (a)	219,723	10,570,873
Cabela’s, Inc. (a)	137,841	6,460,608
Citi Trends, Inc.	502,259	9,959,797
Urban Outfitters, Inc. (a)	425,589	9,533,194

		$39,519,723
Trucking - 0.9%
Swift Transportation Co. (a)	755,542	$12,066,006
Total Common Stocks		$1,278,524,497

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	29,944,510	$29,944,510

Collateral for Securities Loaned - 2.2%
Navigator Securities Lending Prime Portfolio, 0.24%, at Net Asset Value (j)	28,832,683	$28,832,683
Total Investments		$1,337,301,690

Other Assets, Less Liabilities - (2.1)%		(27,194,518)
Net Assets - 100.0%		$1,310,107,172

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

4

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

EU	Equity Unit

IEU	International Equity Unit

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,278,524,497	$—	$—	$1,278,524,497
Mutual Funds	58,777,193	—	—	58,777,193
Total Investments	$1,337,301,690	$—	$—	$1,337,301,690

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,200,315,659
Gross unrealized appreciation	252,848,459
Gross unrealized depreciation	(115,862,428)
Net unrealized appreciation (depreciation)	$136,986,031

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,473,857	66,176,044	(60,705,391)	29,944,510

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,533	$29,944,510

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Fenix Parts, Inc.	1,338,451	—	—	1,338,451

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Fenix Parts, Inc.	$—	$—	$—	$8,499,164

7

QUARTERLY REPORT

November 30, 2015

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Airlines - 0.3%
Stagecoach Group PLC	3,494,460	$18,725,762

Alcoholic Beverages - 0.3%
AmBev S.A., ADR	4,299,348	$20,507,890

Apparel Manufacturers - 1.7%
Burberry Group PLC	1,324,302	$24,831,897
Global Brands Group Holding Ltd. (a)	85,944,000	16,626,921
LVMH Moet Hennessy Louis Vuitton S.A. (l)	442,508	74,220,657

		$115,679,475
Automotive - 3.4%
DENSO Corp.	2,180,000	$104,006,011
GKN PLC	21,106,516	95,524,447
USS Co. Ltd.	2,232,800	35,496,260

		$235,026,718
Broadcasting - 1.2%
WPP PLC	3,714,353	$85,870,711

Business Services - 3.8%
Amadeus IT Holding S.A.	751,929	$30,161,308
Brenntag AG	438,707	23,968,400
Cognizant Technology Solutions Corp., “A” (a)	1,268,845	81,942,010
Compass Group PLC	3,125,376	54,320,228
Mitsubishi Corp.	2,102,400	35,387,269
Nomura Research, Inc.	1,052,500	39,800,061

		$265,579,276
Cable TV - 0.5%
British Sky Broadcasting Group PLC	1,904,398	$31,722,423

Chemicals - 0.6%
Orica Ltd.	3,733,980	$42,666,558

Computer Software - 0.4%
Dassault Systems S.A.	338,912	$26,973,969

Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	4,997,356	$65,549,027

Consumer Products - 3.0%
L’Oreal S.A.	550,894	$97,551,060
Reckitt Benckiser Group PLC	1,224,367	114,882,312

		$212,433,372
Containers - 0.6%
Brambles Ltd.	5,160,172	$40,639,709

Electrical Equipment - 3.5%
Legrand S.A.	419,965	$24,705,990
Schneider Electric S.A.	1,743,291	110,512,416

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Siemens AG	1,069,324	$110,877,979

		$246,096,385
Electronics - 3.0%
Infineon Technologies AG	4,110,404	$60,930,132
Media Tek, Inc.	6,492,000	51,809,509
Taiwan Semiconductor Manufacturing Co. Ltd.	22,675,326	96,558,738

		$209,298,379
Energy - Independent - 1.8%
Cairn Energy PLC (a)	7,333,165	$15,848,817
Galp Energia SGPS S.A., “B”	3,601,732	38,320,468
INPEX Corp.	3,211,500	31,893,247
Oil Search Ltd.	6,709,347	39,788,048

		$125,850,580
Energy - Integrated - 2.0%
BG Group PLC	5,188,990	$80,613,090
Royal Dutch Shell PLC, “A”	2,495,150	61,743,000

		$142,356,090
Food & Beverages - 5.4%
Danone S.A.	1,883,883	$132,024,296
M. Dias Branco S.A. Industria e Comercio de Alimentos	513,165	9,549,723
Nestle S.A.	3,131,616	232,394,306

		$373,968,325
Food & Drug Stores - 0.8%
Sundrug Co. Ltd.	881,000	$56,753,290

Insurance - 4.0%
AIA Group Ltd.	18,629,600	$111,247,313
Hiscox Ltd.	2,365,312	36,300,794
Sony Financial Holdings, Inc.	2,402,500	44,263,769
Zurich Insurance Group AG	339,240	89,323,143

		$281,135,019
Internet - 0.6%
Alibaba Group Holding Ltd., ADR (a)	514,449	$43,254,872

Machinery & Tools - 3.9%
Atlas Copco AB, “A” (l)	3,983,257	$106,776,753
Kubota Corp.	5,721,000	95,435,203
Schindler Holding AG	421,938	69,431,019

		$271,642,975
Major Banks - 9.9%
Barclays PLC	28,815,832	$96,867,671
BNP Paribas	1,553,291	92,083,757
BOC Hong Kong Holdings Ltd.	10,353,500	31,714,350
HSBC Holdings PLC	17,972,728	143,328,802
Mitsubishi UFJ Financial Group, Inc.	19,343,300	124,136,531
Sumitomo Mitsui Financial Group, Inc.	2,257,500	86,137,104
Westpac Banking Corp.	4,981,622	115,827,126

		$690,095,341

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.8%
Terumo Corp.	1,711,000	$54,624,127

Metals & Mining - 2.8%
BHP Billiton PLC	2,234,127	$26,814,221
Gerdau S.A., ADR	7,900,865	12,483,367
Iluka Resources Ltd.	6,533,868	27,170,444
Rio Tinto Ltd.	3,769,119	125,369,172

		$191,837,204
Natural Gas - Distribution - 2.5%
Centrica PLC	10,170,163	$33,406,970
China Resources Gas Group Ltd.	14,640,000	40,879,350
Engie	3,450,023	60,108,042
Tokyo Gas Co. Ltd.	9,073,000	43,345,502

		$177,739,864
Natural Gas - Pipeline - 1.1%
APA Group	6,843,470	$44,047,869
Enbridge, Inc.	896,747	31,848,972

		$75,896,841
Network & Telecom - 0.6%
Ericsson, Inc., “B”	3,953,511	$38,507,047

Oil Services - 0.3%
Technip	349,467	$18,317,463

Other Banks & Diversified Financials - 10.6%
ABN AMRO Bank N.V. (a)	1,738,371	$36,513,106
Aeon Credit Service Co. Ltd.	1,620,000	37,321,852
DBS Group Holdings Ltd.	2,366,200	27,678,778
Element Financial Corp.	2,533,684	32,442,994
HDFC Bank Ltd., ADR	735,834	42,766,672
ING Groep N.V.	4,828,379	66,292,985
Intesa Sanpaolo S.p.A.	26,849,856	92,139,938
Julius Baer Group Ltd.	946,513	45,299,412
Kasikornbank Co. Ltd.	3,617,100	17,106,542
Kasikornbank PLC, NVDR	237,900	1,135,070
KBC Groep N.V.	979,973	58,499,546
Lloyds TSB Group PLC	102,495,318	112,626,959
MasterCard, Inc., “A”	523,203	51,232,038
UBS AG	6,153,679	118,127,191

		$739,183,083
Pharmaceuticals - 10.4%
Bayer AG	1,044,572	$139,390,015
Novartis AG	2,597,939	222,081,679
Roche Holding AG	909,611	243,570,813
Santen Pharmaceutical Co. Ltd.	5,603,500	88,854,850
Valeant Pharmaceuticals International, Inc. (a)	344,567	30,997,247

		$724,894,604
Printing & Publishing - 1.5%
Reed Elsevier N.V.	5,993,174	$103,751,233

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 0.4%
Deutsche Wohnen AG	927,536	$25,523,785
LEG Immobilien AG	29,952	2,373,433

		$27,897,218
Restaurants - 1.5%
Whitbread PLC	1,222,460	$83,735,307
YUM! Brands, Inc.	334,835	24,278,886

		$108,014,193
Specialty Chemicals - 5.1%
Akzo Nobel N.V.	1,554,491	$110,566,167
JSR Corp.	520,700	8,197,535
Linde AG	595,305	97,927,673
Nippon Paint Holdings Co. Ltd.	3,486,500	87,374,919
Symrise AG	731,215	49,490,514

		$353,556,808
Specialty Stores - 1.2%
ABC-MART, Inc.	416,400	$22,663,526
Esprit Holdings Ltd.	16,171,300	17,936,942
Hennes & Mauritz AB, “B”	1,166,097	43,251,666

		$83,852,134
Telecommunications - Wireless - 3.5%
KDDI Corp.	3,872,400	$96,196,582
Mobile TeleSystems PJSC	2,939,775	9,652,928
Philippine Long Distance Telephone Co.	301,625	13,116,912
SoftBank Corp.	948,400	50,363,045
Vodafone Group PLC	21,834,462	73,744,299

		$243,073,766
Telephone Services - 1.4%
BT Group PLC	6,694,180	$50,052,573
Hellenic Telecommunications Organization S.A.	2,225,363	21,537,053
TDC A.S.	4,379,006	23,001,867

		$94,591,493
Tobacco - 1.4%
Japan Tobacco, Inc.	2,667,400	$95,558,359

Trucking - 1.3%
Yamato Holdings Co. Ltd.	4,653,600	$88,989,232

Utilities - Electric Power - 0.6%
Enel S.p.A.	9,611,364	$42,386,485
Total Common Stocks		$6,864,497,300

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	94,580,653	$94,580,653

Collateral for Securities Loaned - 0.9%
Navigator Securities Lending Prime Portfolio, 0.24% at Net Asset Value (j)	66,343,595	$66,343,595
Total Investments		$7,025,421,548

Other Assets, Less Liabilities - (0.9)%		(60,490,181)
Net Assets - 100.0%		$6,964,931,367

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,366,329,458	$—	$—	$1,366,329,458
Japan	1,326,798,273	—	—	1,326,798,273
Switzerland	1,020,227,562	—	—	1,020,227,562
France	636,497,650	—	—	636,497,650
Germany	412,554,257	97,927,673	—	510,481,930
Netherlands	317,123,491	—	—	317,123,491
Australia	310,139,754	—	—	310,139,754
Hong Kong	243,074,553	—	—	243,074,553
Sweden	188,535,466	—	—	188,535,466
Other Countries	935,636,235	9,652,928	—	945,289,163
Mutual Funds	160,924,248	—	—	160,924,248
Total Investments	$6,917,840,947	$107,580,601	$—	$7,025,421,548

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $97,927,673 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,320,789,473 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At November 30, 2015, the value of securities loaned was $89,455,161. These loans were collateralized by cash of $66,343,595 and U.S. Treasury Obligations of $26,514,442.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,111,678,536
Gross unrealized appreciation	685,829,746
Gross unrealized depreciation	(772,086,734)
Net unrealized appreciation (depreciation)	$(86,256,988)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,081,615	270,096,070	(264,597,032)	94,580,653

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,025	$94,580,653

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2015, are as follows:

United Kingdom	19.6%
Japan	19.0%
Switzerland	14.6%
France	9.1%
Germany	7.3%
Netherlands	4.5%
Australia	4.5%
United States	3.8%
Hong Kong	3.5%
Other Countries	14.1%

7

QUARTERLY REPORT

November 30, 2015

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.9%
Broadcasting - 2.3%
Time Warner, Inc.	99,251	$6,945,585
Twenty-First Century Fox, Inc.	102,177	3,015,243
Walt Disney Co.	3,659	415,187

		$10,376,015
Brokerage & Asset Managers - 2.3%
Allied Minds PLC (a)	342,720	$2,188,562
Intercontinental Exchange, Inc.	13,869	3,603,721
NASDAQ, Inc.	81,887	4,800,216

		$10,592,499
Business Services - 8.8%
Accenture PLC, “A”	39,453	$4,230,151
Cognizant Technology Solutions Corp., “A” (a)	130,037	8,397,789
CoStar Group, Inc. (a)	9,535	1,995,103
Equifax, Inc.	26,554	2,960,771
Fidelity National Information Services, Inc.	105,606	6,723,934
First Data Corp. (a)	138,051	2,319,257
Fiserv, Inc. (a)	58,762	5,655,255
Gartner, Inc. (a)	36,879	3,440,811
Global Payments, Inc.	67,243	4,764,167

		$40,487,238
Computer Software - 16.0%
Adobe Systems, Inc. (a)	128,433	$11,746,482
Enghouse Systems Ltd.	52,376	2,551,636
Intuit, Inc.	63,960	6,408,792
Microsoft Corp.	394,316	21,431,075
Oracle Corp.	97,261	3,790,261
Qlik Technologies, Inc. (a)	115,191	3,664,226
Red Hat, Inc. (a)	107,040	8,714,126
Salesforce.com, Inc. (a)	194,499	15,499,625

		$73,806,223
Computer Software - Systems - 14.5%
Apple, Inc. (s)	156,291	$18,489,225
Constellation Software, Inc.	5,570	2,390,539
EPAM Systems, Inc. (a)	21,116	1,662,463
Hewlett Packard Enterprise	794,577	11,807,414
Hortonworks, Inc. (a)(l)	81,222	1,379,962
IMS Health Holdings, Inc. (a)	66,570	1,845,320
Kinaxis, Inc. (a)	63,106	2,207,257
Press Ganey Holdings, Inc. (a)	14,321	462,425
Proofpoint, Inc. (a)	22,579	1,655,266
Rapid7, Inc. (a)(l)	77,657	1,330,264
Sabre Corp.	115,554	3,381,110
ServiceNow, Inc. (a)	44,722	3,891,261
Splunk, Inc. (a)	41,641	2,477,640
Square, Inc., “A” (a)	180,533	2,173,617
SS&C Technologies Holdings, Inc.	71,428	5,135,673
Vantiv, Inc., “A” (a)	54,672	2,881,761
Workday, Inc. (a)	45,282	3,790,556

		$66,961,753

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 2.4%
Priceline Group, Inc. (a)	8,957	$11,185,949

Electrical Equipment - 1.4%
Amphenol Corp., “A”	98,256	$5,408,993
TE Connectivity Ltd.	16,948	1,137,041

		$6,546,034
Electronics - 7.3%
Altera Corp.	36,458	$1,924,982
Avago Technologies Ltd.	28,823	3,759,960
Broadcom Corp., “A”	205,754	11,240,341
Microchip Technology, Inc.	197,339	9,527,527
NVIDIA Corp.	36,846	1,168,755
NXP Semiconductors N.V. (a)	23,372	2,184,347
Silicon Laboratories, Inc. (a)	50,692	2,742,944
Viavi Solutions, Inc. (a)	148,878	946,864

		$33,495,720
Entertainment - 0.9%
Netflix, Inc. (a)	35,241	$4,346,273

Internet - 21.0%
Alibaba Group Holding Ltd., ADR (a)	21,755	$1,829,160
Alphabet, Inc., “A” (a)(s)	70,062	53,446,797
Facebook, Inc., “A “ (a)(s)	266,398	27,769,328
LinkedIn Corp., “A” (a)	27,987	6,803,920
Marketo, Inc. (a)	53,038	1,605,460
Match Group, Inc. (a)	59,310	858,809
Twitter, Inc. (a)	42,717	1,085,012
Yahoo!, Inc. (a)	107,633	3,639,072

		$97,037,558
Machinery & Tools - 0.4%
Kornit Digital Ltd. (a)	158,441	$1,877,526

Network & Telecom - 3.0%
Cisco Systems, Inc.	499,029	$13,598,540

Other Banks & Diversified Financials - 7.2%
MasterCard, Inc., “A”	140,090	$13,717,613
Visa, Inc., “A”	248,200	19,610,282

		$33,327,895
Specialty Stores - 6.5%
Amazon.com, Inc. (a)	44,799	$29,782,375

Telecommunications - Wireless - 1.9%
American Tower Corp., REIT	50,944	$5,062,815
SBA Communications Corp. (a)	36,206	3,807,423

		$8,870,238
Total Common Stocks		$442,291,838

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.24%, at Net Asset Value (j)	1,128,345	$1,128,345

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	19,556,912	$19,556,912
Total Investments		$462,977,095
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Computer Software - Systems - 0.0%
Apple, Inc. - December 2015 @ $125	(294)	$(7,644)
Apple, Inc. - December 2015 @ $126	(353)	(8,119)
Total Call Options Written		$(15,763)
Issuer	Shares/Par
Securities Sold Short - (0.4)%
Electronics - (0.4)%
Intel Corp.	(59,400)	$(2,065,338)

Other Assets, Less Liabilities - 0.1%		323,857
Net Assets - 100.0%		$461,219,851

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2015, the fund had cash collateral of $510,164 and other liquid securities with an aggregate value of $3,652,509 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$442,291,838	$—	$—	$442,291,838
Mutual Funds	20,685,257	—	—	20,685,257
Total Investments	$462,977,095	$—	$—	$462,977,095
Short Sales	$(2,065,338)	$—	$—	$(2,065,338)

Other Financial Instruments
Written Options	$(15,763)	$—	$—	$(15,763)

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,188,562 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$336,447,351
Gross unrealized appreciation	129,708,017
Gross unrealized depreciation	(3,178,273)
Net unrealized appreciation (depreciation)	$126,529,744

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,640,239	43,576,642	(39,659,969)	19,556,912

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,118	$19,556,912

5

QUARTERLY REPORT

November 30, 2015

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 100.3%
Fannie Mae, 0.051%, due 12/01/15	$3,000,000	$3,000,000
Fannie Mae, 0.056%, due 12/04/15	1,750,000	1,749,992
Federal Home Loan Bank, 0.061%, due 12/01/15	3,735,000	3,735,000
Federal Home Loan Bank, 0.061%, due 12/02/15	7,000,000	6,999,988
Federal Home Loan Bank, 0.041%, due 12/03/15	2,700,000	2,699,994
Federal Home Loan Bank, 0.061%, due 12/03/15	5,138,000	5,137,983
Federal Home Loan Bank, 0.122%, due 12/04/15	1,000,000	999,990
Federal Home Loan Bank, 0.051%, due 12/07/15	1,200,000	1,199,990
Federal Home Loan Bank, 0.061%, due 12/09/15	1,731,000	1,730,977
Federal Home Loan Bank, 0.066%, due 12/09/15	1,900,000	1,899,973
Federal Home Loan Bank, 0.067%, due 12/09/15	4,449,000	4,448,935
Federal Home Loan Bank, 0.071%, due 12/11/15	9,000,000	8,999,825
Federal Home Loan Bank, 0.075%, due 12/11/15	8,430,000	8,429,827
Federal Home Loan Bank, 0.081%, due 12/15/15	8,409,000	8,408,738
Federal Home Loan Bank, 0.111%, due 12/18/15	550,000	549,971
Federal Home Loan Bank, 0.137%, due 12/28/15	12,900,000	12,898,694
Federal Home Loan Bank, 0.101%, due 1/04/16	10,300,000	10,299,027
Federal Home Loan Bank, 0.152%, due 1/04/16	6,600,000	6,599,065
Federal Home Loan Bank, 0.096%, due 1/05/16	4,780,000	4,779,559
Federal Home Loan Bank, 0.101%, due 1/05/16	1,000,000	999,903
Federal Home Loan Bank, 0.101%, due 1/06/16	6,000,000	5,999,400
Federal Home Loan Bank, 0.112%, due 1/06/16	3,133,000	3,132,655
Federal Home Loan Bank, 0.096%, due 1/07/16	9,900,000	9,899,033
Federal Home Loan Bank, 0.096%, due 1/08/16	7,800,000	7,799,218
Federal Home Loan Bank, 0.101%, due 1/08/16	4,000,000	3,999,578
Federal Home Loan Bank, 0.107%, due 1/08/16	12,880,000	12,878,559
Federal Home Loan Bank, 0.112%, due 1/08/16	2,000,000	1,999,768
Federal Home Loan Bank, 0.112%, due 1/11/16	1,700,000	1,699,787
Federal Home Loan Bank, 0.112%, due 1/13/16	12,880,000	12,878,308
Federal Home Loan Bank, 0.122%, due 1/13/16	1,750,000	1,749,749
Federal Home Loan Bank, 0.126%, due 1/13/16	8,556,000	8,554,733
Federal Home Loan Bank, 0.152%, due 1/13/16	600,000	599,893
Federal Home Loan Bank, 0.127%, due 1/15/16	12,360,000	12,358,069
Federal Home Loan Bank, 0.172%, due 1/15/16	6,975,000	6,973,518
Federal Home Loan Bank, 0.112%, due 1/19/16	2,000,000	1,999,700
Federal Home Loan Bank, 0.115%, due 1/19/16	1,400,000	1,399,785
Federal Home Loan Bank, 0.122%, due 1/19/16	2,400,000	2,399,608
Federal Home Loan Bank, 0.12%, due 1/20/16	12,765,000	12,762,908
Federal Home Loan Bank, 0.142%, due 1/20/16	7,579,000	7,577,526
Federal Home Loan Bank, 0.122%, due 1/22/16	11,800,000	11,797,955
Federal Home Loan Bank, 0.142%, due 1/22/16	7,207,000	7,205,543
Federal Home Loan Bank, 0.183%, due 1/22/16	1,700,000	1,699,558
Federal Home Loan Bank, 0.192%, due 1/22/16	4,851,000	4,849,676
Federal Home Loan Bank, 0.193%, due 1/22/16	7,380,000	7,377,975
Federal Home Loan Bank, 0.132%, due 1/26/16	1,174,000	1,173,763
Federal Home Loan Bank, 0.183%, due 1/26/16	2,557,000	2,556,284
Federal Home Loan Bank, 0.183%, due 1/29/16	2,000,000	1,999,410
Federal Home Loan Bank, 0.198%, due 2/05/16	6,300,000	6,297,748
Freddie Mac, 0.051%, due 12/10/15	1,400,000	1,399,983
Freddie Mac, 0.162%, due 1/29/16	5,388,000	5,386,587
U.S. Treasury Bill, 0.056%, due 12/03/15	9,000,000	8,999,973
U.S. Treasury Bill, 0.28%, due 1/07/16	13,060,000	13,056,308
U.S. Treasury Bill, 0.01%, due 1/14/16	6,700,000	6,699,992

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
U.S. Treasury Bill, 0.072%, due 1/14/16	$6,800,000	$6,799,410
U.S. Treasury Bill, 0.106%, due 2/04/16	3,000,000	2,999,431
U.S. Treasury Bill, 0.107%, due 3/31/16	6,450,000	6,447,720
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$308,976,542

Other Assets, Less Liabilities - (0.3)%		(856,161)
Net Assets - 100.0%		$308,120,381

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $308,976,542.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$308,976,542	$—	$308,976,542

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2015

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 6.5%
Honeywell International, Inc.	6,619,481	$688,095,046
Lockheed Martin Corp.	2,698,215	591,340,799
Northrop Grumman Corp.	1,919,601	357,736,842
United Technologies Corp.	6,782,631	651,471,708

		$2,288,644,395
Alcoholic Beverages - 1.3%
Diageo PLC	16,319,419	$469,452,402

Automotive - 2.2%
Delphi Automotive PLC	3,376,023	$296,684,901
Harley-Davidson, Inc.	3,360,055	164,373,891
Johnson Controls, Inc.	7,024,631	323,133,026

		$784,191,818
Broadcasting - 2.9%
Omnicom Group, Inc.	6,669,163	$492,984,529
Time Warner, Inc.	4,079,056	285,452,339
Viacom, Inc., “B”	3,061,782	152,446,126
Walt Disney Co.	921,568	104,570,321

		$1,035,453,315
Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	970,350	$352,935,702
Franklin Resources, Inc.	8,620,790	361,383,517
NASDAQ, Inc.	5,483,201	321,425,243

		$1,035,744,462
Business Services - 4.1%
Accenture PLC, “A”	8,578,534	$919,790,415
Equifax, Inc.	669,185	74,614,128
Fidelity National Information Services, Inc.	4,003,783	254,920,864
Fiserv, Inc. (a)	2,197,167	211,455,352

		$1,460,780,759
Cable TV - 1.2%
Comcast Corp., “Special A”	7,199,500	$439,457,480

Chemicals - 5.0%
3M Co.	4,341,079	$679,726,150
E.I. du Pont de Nemours & Co.	3,112,424	209,590,632
Monsanto Co.	1,394,902	132,738,874
PPG Industries, Inc.	6,944,592	734,321,158

		$1,756,376,814
Computer Software - 0.9%
Oracle Corp.	7,871,847	$306,765,878

Computer Software - Systems - 1.2%
International Business Machines Corp.	2,934,981	$409,195,051

Construction - 0.5%
Stanley Black & Decker, Inc.	1,693,070	$184,815,521

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.7%
Newell Rubbermaid, Inc.	1,836,100	$82,000,226
Procter & Gamble Co.	2,123,182	158,898,941

		$240,899,167
Containers - 0.5%
Crown Holdings, Inc. (a)	3,450,620	$179,121,684

Electrical Equipment - 3.1%
Danaher Corp.	5,299,892	$510,856,590
Pentair PLC	2,755,440	156,233,448
Tyco International PLC	11,975,236	422,845,583

		$1,089,935,621
Electronics - 1.6%
Analog Devices, Inc.	1,270,851	$78,322,547
Texas Instruments, Inc.	8,277,697	481,099,750

		$559,422,297
Energy - Independent - 1.7%
EOG Resources, Inc.	2,749,040	$229,352,407
Occidental Petroleum Corp.	4,687,447	354,324,119

		$583,676,526
Energy - Integrated - 2.9%
Chevron Corp.	4,625,555	$422,405,683
Exxon Mobil Corp.	7,274,134	594,005,782

		$1,016,411,465
Food & Beverages - 4.3%
Archer Daniels Midland Co.	4,887,379	$178,340,460
Danone S.A.	3,824,452	268,021,200
General Mills, Inc.	9,072,449	524,024,654
Nestle S.A.	7,473,708	554,616,908

		$1,525,003,222
Food & Drug Stores - 1.6%
CVS Health Corp.	6,110,194	$574,908,153

General Merchandise - 0.9%
Target Corp.	4,408,780	$319,636,550

Insurance - 8.1%
ACE Ltd.	3,472,824	$398,853,836
Aon PLC	4,692,225	444,541,397
Chubb Corp.	2,629,358	343,210,100
MetLife, Inc.	12,126,050	619,519,895
Prudential Financial, Inc.	3,801,185	328,992,562
Travelers Cos., Inc.	6,482,177	742,663,019

		$2,877,780,809
Leisure & Toys - 0.2%
Hasbro, Inc.	916,006	$66,950,879

Machinery & Tools - 2.4%
Caterpillar, Inc.	1,479,365	$107,475,867
Deere & Co.	1,159,414	92,254,572

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Eaton Corp. PLC	5,006,673	$291,188,102
Illinois Tool Works, Inc.	2,887,876	271,402,586
Parker Hannifin Corp.	805,429	84,296,199

		$846,617,326
Major Banks - 12.7%
Bank of New York Mellon Corp.	9,576,547	$419,835,820
Goldman Sachs Group, Inc.	3,523,551	669,545,161
JPMorgan Chase & Co.	24,535,934	1,636,056,079
PNC Financial Services Group, Inc.	3,150,441	300,898,620
State Street Corp.	4,309,402	312,776,397
Wells Fargo & Co.	21,164,834	1,166,182,353

		$4,505,294,430
Medical & Health Technology & Services - 1.1%
Express Scripts Holding Co. (a)	4,405,351	$376,569,403

Medical Equipment - 4.8%
Abbott Laboratories	8,708,026	$391,164,528
Medtronic PLC	9,040,628	681,120,914
St. Jude Medical, Inc.	3,682,837	232,387,015
Thermo Fisher Scientific, Inc.	2,963,747	410,182,585

		$1,714,855,042
Oil Services - 1.8%
Baker Hughes, Inc.	522,870	$28,271,581
National Oilwell Varco, Inc.	5,182,601	193,518,321
Schlumberger Ltd.	5,221,693	402,853,615

		$624,643,517
Other Banks & Diversified Financials - 4.0%
American Express Co.	4,859,263	$348,117,601
BB&T Corp.	4,157,822	160,575,086
Citigroup, Inc.	4,313,224	233,302,286
U.S. Bancorp	15,312,339	672,058,559

		$1,414,053,532
Pharmaceuticals - 7.9%
Johnson & Johnson	11,844,725	$1,199,159,959
Merck & Co., Inc.	9,349,781	495,631,891
Novartis AG	1,203,355	102,867,349
Pfizer, Inc.	27,188,640	890,971,733
Roche Holding AG	345,204	92,436,898

		$2,781,067,830
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	674,153	$65,035,540
Time, Inc.	374,015	6,223,610

		$71,259,150
Railroad & Shipping - 0.9%
Canadian National Railway Co.	3,036,869	$181,452,923
Union Pacific Corp.	1,617,097	135,755,293

		$317,208,216

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.5%
Advance Auto Parts, Inc.	698,553	$113,675,530
Bed Bath & Beyond, Inc. (a)	1,243,372	67,788,641

		$181,464,171
Telecommunications - Wireless - 0.2%
Vodafone Group PLC	25,991,924	$87,785,823

Telephone Services - 1.6%
Verizon Communications, Inc.	12,482,229	$567,317,308

Tobacco - 4.1%
Altria Group, Inc.	3,448,410	$198,628,416
Philip Morris International, Inc.	13,424,581	1,173,174,134
Reynolds American, Inc.	1,469,518	67,965,208

		$1,439,767,758
Trucking - 1.4%
United Parcel Service, Inc., “B”	4,768,155	$491,167,647

Utilities - Electric Power - 0.9%
Duke Energy Corp.	3,590,426	$243,287,266
Xcel Energy, Inc.	1,976,789	70,492,296

		$313,779,562
Total Common Stocks		$34,937,474,983

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	348,547,836	$348,547,836
Total Investments		$35,286,022,819

Other Assets, Less Liabilities - 0.2%		74,015,741
Net Assets - 100.0%		$35,360,038,560

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$34,937,474,983	$—	$—	$34,937,474,983
Mutual Funds	348,547,836	—	—	348,547,836
Total Investments	$35,286,022,819	$—	$—	$35,286,022,819

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $87,785,823 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$24,621,454,107
Gross unrealized appreciation	10,968,577,085
Gross unrealized depreciation	(304,008,373)
Net unrealized appreciation (depreciation)	$10,664,568,712

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	437,841,714	1,095,215,963	(1,184,509,841)	348,547,836

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$127,535	$348,547,836

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2016

*	Print name and title of each signing officer under his or her signature.